Capital Management and Solvency - Summary of Capital Ratios of Aegon's Operating Units (Detail)	Dec. 31, 2022	Dec. 31, 2021
United States [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Risk based capital ratio	425.00%	426.00%
The Netherlands [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Life solvency two ratio	210.00%	186.00%
United Kingdom [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Equitable solvency two ratio	169.00%	167.00%